Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	Principal	Interest	Maturity	As of December 31,
Type	amount	rates	date	2024	2025
	HK	(per annum)		HK$	HK$	US$
Term loan I	4,000,000	3.125% to 3.625%	May 19, 2028	2,268,207	—	—
Term loan II	1,000,000	3.125% to 3.625%	March 14, 2029	729,946	—	—
Term loan III	1,000,000	3.125% to 3.625%	December 27, 2029	847,710	—	—
				3,845,863	—	—